Plant and Equipment (Details) - Schedule of composition of property and equipment and related accumulated depreciation - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Plant and Equipment (Details) - Schedule of composition of property and equipment and related accumulated depreciation [Line Items]
Balance	$ 1,591,805	$ 3,050,096
Additions	538,550	113,167
Disposals	(40,815)	(1,604,643)
Reclassifed among asset groups
Foreign currency translation impact	(12,012)	33,185
Balance	2,077,528	1,591,805
Accumulated depreciation and amortization
Balance	473,166	(1,923,062)
Depreciation	(174,007)	(132,207)
Disposals	24,203	1,601,281
Foreign currency translation impact	8,290	(19,178)
Balance	(614,680)	(473,166)
Carrying amount
Balance, June 30, 2021	1,118,639
Balance, June 30, 2022	1,462,848	1,118,639
Land and buildings [member]
Plant and Equipment (Details) - Schedule of composition of property and equipment and related accumulated depreciation [Line Items]
Balance	630,000	1,283,620
Additions
Disposals		(653,620)
Reclassifed among asset groups
Foreign currency translation impact
Balance	630,000	630,000
Accumulated depreciation and amortization
Balance		(653,620)
Depreciation
Disposals		653,620
Foreign currency translation impact
Balance
Carrying amount
Balance, June 30, 2021	630,000
Balance, June 30, 2022	630,000	630,000
Machinery [member]
Plant and Equipment (Details) - Schedule of composition of property and equipment and related accumulated depreciation [Line Items]
Balance	202,247	1,059,037
Additions	135,450	2,232
Disposals	(5,768)	(859,519)
Reclassifed among asset groups	76,426
Foreign currency translation impact	3	497
Balance	408,358	202,247
Accumulated depreciation and amortization
Balance	72,071	(867,007)
Depreciation	(44,169)	(24,538)
Disposals	2,602	819,698
Foreign currency translation impact	(2)	(224)
Balance	(113,640)	(72,071)
Carrying amount
Balance, June 30, 2021	130,176
Balance, June 30, 2022	294,718	130,176
Motor vehicles [member]
Plant and Equipment (Details) - Schedule of composition of property and equipment and related accumulated depreciation [Line Items]
Balance	242,582	295,565
Additions	349,929
Disposals	(13,486)	(54,146)
Reclassifed among asset groups
Foreign currency translation impact	7	1,163
Balance	579,032	242,582
Accumulated depreciation and amortization
Balance	137,584	(145,814)
Depreciation	(66,854)	(45,820)
Disposals	5,869	54,556
Foreign currency translation impact	(3)	(506)
Balance	(198,572)	(137,584)
Carrying amount
Balance, June 30, 2021	104,998
Balance, June 30, 2022	380,460	104,998
Office equipment [member]
Plant and Equipment (Details) - Schedule of composition of property and equipment and related accumulated depreciation [Line Items]
Balance	315,241	228,374
Additions	53,171	110,935
Disposals	(21,292)	(37,327)
Reclassifed among asset groups	(76,426)
Foreign currency translation impact	(4,330)	13,259
Balance	266,364	315,241
Accumulated depreciation and amortization
Balance	135,591	(162,617)
Depreciation	(38,907)	(38,080)
Disposals	15,502	73,376
Foreign currency translation impact	2,996	(8,270)
Balance	(156,000)	(135,591)
Carrying amount
Balance, June 30, 2021	179,650
Balance, June 30, 2022	110,364	179,650
Computer equipment [member]
Plant and Equipment (Details) - Schedule of composition of property and equipment and related accumulated depreciation [Line Items]
Balance	201,735	183,500
Additions
Disposals	(269)	(31)
Reclassifed among asset groups
Foreign currency translation impact	(7,692)	18,266
Balance	193,774	201,735
Accumulated depreciation and amortization
Balance	127,920	(94,004)
Depreciation	(24,077)	(23,769)
Disposals	230	31
Foreign currency translation impact	5,299	(10,178)
Balance	(146,468)	(127,920)
Carrying amount
Balance, June 30, 2021	73,815
Balance, June 30, 2022	$ 47,306	$ 73,815